SCHEDULE OF INVESTMENTS

Ivy Pictet Targeted Return Bond Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
EUR versus HUF,
Put $351.47, Expires 1-5-21, OTC (Ctrpty: Barclays Capital, Inc.)	1,948,000	1,948	$—	*
EUR versus USD,
Call $1.19, Expires 6-17-21, OTC (Ctrpty: Barclays Capital, Inc.)	6,495,000	6,495	241
Euro-Bund 10-Year Bond March Futures,
Put EUR162.00, Expires 2-19-21(A)	73	7,300	1
GBP versus USD,
Call $1.40, Expires 3-18-21, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	3,680,000	3,680	25
iTraxx Europe Crossover, Series 34 Index,
Put EUR60.00, Expires 1-20-21, OTC (Ctrpty: Citibank N.A.)(A)	6,500,000	6,500	3
Markit CDX Investment Grade, Series 35 Index,
Put $65.00, Expires 1-20-21, OTC (Ctrpty: Citibank N.A.)	22,800,000	22,800	5
U.S. 10-Year Treasury Note March Futures,
Call $157.50, Expires 2-19-21	221	22,100	2

U.S. 5-Year Treasury Note March Futures,
Put $113.25, Expires 2-19-21	355	35,500	1
U.S. Treasury Long Bond March Futures,
Call $245.00, Expires 2-19-21	36	3,600	—*
USD versus JPY,
Call $107.10, Expires 5-19-21, OTC (Ctrpty: Goldman Sachs International)	7,112,000	7,112	28
USD versus NOK,
Put $8.59, Expires 10-27-21, OTC (Ctrpty: Citibank N.A.)	7,588,000	7,588	308

TOTAL PURCHASED OPTIONS – 0.3%			$614
(Cost: $553)

CORPORATE DEBT SECURITIES		Principal

Communication Services

Broadcasting – 0.5%
Discovery Communications LLC (GTD by Discovery, Inc.), 5.300%, 5-15-49		$369	486
Fox Corp., 5.576%, 1-25-49		372	543
			1,029

Cable & Satellite – 0.7%
Altice France S.A., 5.875%, 2-1-27(A)(B)		EUR363	472
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 5.750%, 4-1-48		$450	588
Summer BidCo B.V. (9.000% Cash or 9.750% PIK),
9.000%, 11-15-25(A)(C)		EUR210	264
			1,324

Integrated Telecommunication Services – 1.6%
AT&T, Inc.:
4.250%, 6-1-43(A)		GBP176	319
3.650%, 9-15-59(D)		$561	562
British Telecommunications plc, 3.250%, 11-8-29		870	959

CK Hutchison Group Telecom Finance S.A., 1.500%, 10-17-31(A)	EUR200	262
Oi S.A., 10.000%, 7-27-25 (10.000% Cash or 8.000% Cash and 4% PIK) (C)	$245	261
Telefonica Emisiones S.A.:
7.045%, 6-20-36	145	216
5.213%, 3-8-47	400	516
		3,095

Wireless Telecommunication Service – 0.5%
SoftBank Group Corp., 4.000%, 9-19-29(A)	EUR440	570
Vodafone Group plc, 3.100%, 1-3-79(A)	391	495
		1,065
Total Communication Services - 3.3%		6,513

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.2%
PVH Corp., 3.125%, 12-15-27(A)	340	459

Auto Parts & Equipment – 0.5%
Grupo-Antolin Irausa S.A., 3.250%, 4-30-24(A)	134	161
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK), 3.875%, 5-15-27(A)(C)	300	380
ZF Europe Finance B.V., 3.000%, 10-23-29(A)	400	499
		1,040

Automobile Manufacturers – 1.8%
Daimler AG, 1.125%, 11-6-31(A)	1,070	1,384
General Motors Co., 6.800%, 10-1-27	$600	771
Jaguar Land Rover Automotive plc, 7.750%, 10-15-25(D)	200	215
Volkswagen International Finance N.V., 3.375%, 6-27-69(A)	EUR1,000	1,278
		3,648

Restaurants – 0.2%
Starbucks Corp., 4.450%, 8-15-49	$246	324

Total Consumer Discretionary - 2.7%		5,471

Consumer Staples

Brewers – 0.4%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 5.800%, 1-23-59	365	561
Heineken N.V., 1.625%, 3-30-25(A)	EUR200	262
		823

Drug Retail – 0.3%
CVS Health Corp., 5.050%, 3-25-48	$489	661

Hypermarkets & Super Centers – 0.3%
Carrefour S.A., 2.625%, 12-15-27(A)	EUR400	570

Packaged Foods & Meats – 0.3%
Mars, Inc., 4.200%, 4-1-59(D)	$395	524

Total Consumer Staples - 1.3%		2,578

Energy

Integrated Oil & Gas – 1.6%
Nexen Energy ULC, 6.400%, 5-15-37	229	312
OMV AG, 2.500%, 9-1-69(A)	EUR600	761
Pemex Project Funding Master Trust (GTD by Petroleos Mexicanos), 6.625%, 6-15-35	$352	349
Petroleos Mexicanos, 4.875%, 2-21-28(A)	EUR281	350
PT Perusahaan Gas Negara Tbk, 5.125%, 5-16-24	$600	663
Raizen Fuels Finance Ltd., 5.300%, 1-20-27(D)	589	671
		3,106

Oil & Gas Exploration & Production – 1.2%
BP Capital Markets plc (GTD by BP plc), 1.231%, 5-8-31(A)	EUR1,250	1,652
Oil and Gas Holding Co., 7.500%, 10-25-27	$600	684
		2,336

Oil & Gas Storage & Transportation – 1.1%
Energy Transfer Partners L.P., 6.000%, 6-15-48	630	749
Kunlun Energy Co. Ltd., 3.750%, 5-13-25	464	503
TransCanada PipeLines Ltd., 5.300%, 3-15-77	944	1,001
		2,253
Total Energy - 3.9%		7,695

Financials

Asset Management & Custody Banks – 0.5%
Charming Light Investments Ltd., 4.375%, 12-21-27(B)	458	520
China Cinda Finance (2017) I Ltd., 4.400%, 3-9-27	404	454
		974

Consumer Finance – 0.8%
American Honda Finance Corp. (GTD by Honda Motor Co.), 1.950%, 10-18-24(A)	EUR460	604
Ford Motor Credit Co. LLC, 3.815%, 11-2-27	$850	873
		1,477

Diversified Banks – 4.9%
ABANCA Corp. Bancaria S.A., 6.125%, 1-18-29(A)	EUR300	398
ABN AMRO Bank N.V., 2.875%, 1-18-28(A)	300	385
Banco Santander S.A., 6.750%, 7-25-68(A)	200	258
Banque Centrale de Tunisia, 6.375%, 7-15-26(A)	166	184
Barclays plc, 2.000%, 2-7-28(A)	400	499
BAWAG Group AG, 5.000%, 11-14-68(A)	200	249
BNP Paribas S.A., 4.500%, 8-25-68(D)	$320	323
Commerzbank AG, 6.125%, 4-9-69(A)	EUR600	782

Erste Group Bank AG, 6.500%, 10-15-68(A)	600	818
HSBC Holdings plc, 5.875%, 3-28-69(A)	GBP500	751
Intesa Sanpaolo S.p.A., 3.750%, 8-27-68(A)	EUR500	583
La Banque Postale, 3.875%, 5-20-68(A)	600	748
Landesbank Baden-Wuerttemberg, 2.875%, 9-28-26(A)	400	528
Lloyds Banking Group plc, 7.500%, 4-30-49	$210	237
Royal Bank of Scotland Group plc (The), 8.000%, 9-30-69	400	466
Societe Generale S.A., 5.375%, 5-18-69(D)	319	338
Svenska Handelsbanken AB, 6.250%, 3-1-69	600	655
TerraForm Power Operating LLC (GTD by TerraForm Power LLC), 5.000%, 1-31-28(D)	440	494
UniCredit S.p.A.:
5.861%, 6-19-32	400	451
5.459%, 6-30-35(D)	200	220
Virgin Money UK plc, 4.000%, 9-25-26(A)	GBP300	448
		9,815

Diversified Capital Markets – 0.9%
Credit Suisse Group AG:
3.250%, 4-2-26(A)	EUR400	552
7.250%, 3-12-68	$400	450
4.500%, 3-3-69(D)	370	372
UBS Group AG, 7.000%, 7-31-68	420	461
		1,835

Life & Health Insurance – 2.9%
Allianz SE, 3.500%, 4-30-69(D)	2,400	2,445
CNP Assurances S.A., 2.500%, 6-30-51(A)	EUR1,600	2,120
Legal & General Group plc, 3.750%, 11-26-49(A)	GBP525	782
Rothesay Life plc, 6.875%, 3-12-68(A)	300	461
		5,808

Multi-Line Insurance – 0.1%
ageas S.A./N.V., 3.875%, 6-10-69(A)	EUR200	259

Other Diversified Financial Services – 0.4%
RCI Banque S.A., 2.625%, 2-18-30(A)	600	739

Property & Casualty Insurance – 1.3%
Chubb INA Holdings, Inc. (GTD by Chubb Ltd.), 2.500%, 3-15-38(A)	243	389
Direct Line Insurance Group plc, 4.750%, 6-7-68(A)	GBP200	275
Munich Reinsurance Co., 1.250%, 5-26-41(A)	EUR1,000	1,265
Zurich Finance (Ireland) DAC, 1.875%, 9-17-50(A)(B)	500	651
		2,580

Specialized Finance – 1.2%
China Great Wall International Holdings III Ltd., 3.875%, 8-31-27	$679	743
Huarong Finance 2017 Co. Ltd., 4.250%, 11-7-27	354	386

Intrum AB, 3.000%, 9-15-27(A)(D)	EUR669	784
Vonovia Finance B.V., 1.125%, 9-14-34(A)	400	518
		2,431

Thrifts & Mortgage Finance – 0.4%
Deutsche Pfandbriefbank AG, 2.875%, 6-28-27(A)	700	853

Total Financials - 13.4%		26,771

Health Care

Health Care Facilities – 0.2%
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.250%, 6-15-49	$360	475

Health Care Supplies – 0.3%
Medtronic Global Holdings SCA, 1.750%, 7-2-49(A)	EUR363	513

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc., 2.875%, 7-24-37(A)	158	255

Managed Health Care – 0.3%
UnitedHealth Group, Inc.:
3.700%, 8-15-49	$238	298
3.875%, 8-15-59	233	301
		599

Pharmaceuticals – 0.4%
Merck KGaA, 1.625%, 9-9-80(A)	EUR600	749

Total Health Care - 1.3%		2,591

Industrials

Aerospace & Defense – 0.5%
Rolls-Royce plc, 5.750%, 10-15-27(D)	$1,000	1,108

Airlines – 0.4%
Aeroports de Paris S.A., 2.750%, 4-2-30(A)	EUR400	593
Avianca Holdings S.A. (10.500% Cash or 12.000% PIK) (3-Month U.S. LIBOR plus 1,050 bps), 10.500%, 11-10-21(C)(D)(E)	$125	121
		714

Diversified Support Services – 0.3%
Logicor Financing S.a.r.l., 3.250%, 11-13-28(A)	EUR400	575

Heavy Electrical Equipment – 0.2%
Nordex SE, 6.500%, 2-1-23(A)	320	398

Industrial Conglomerates – 0.2%
General Electric Co., 4.125%, 10-9-42	$324	379

Railroads – 0.3%
CSX Corp., 4.750%, 11-15-48	390	534

Total Industrials - 1.9%		3,708

Information Technology

IT Consulting & Other Services – 0.4%
International Business Machines Corp., 4.250%, 5-15-49	567	743

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc., 1.125%, 5-11-25	824	847
Hewlett Packard Enterprise Co.:
4.900%, 10-15-25(F)	359	420
6.350%, 10-15-45(F)	600	790
Hewlett Packard Enterprise Co. (3-Month U.S. LIBOR plus 72 bps), 1.024%, 10-5-21(E)	97	97
		2,154
Total Information Technology - 1.5%		2,897

Materials

Aluminum – 0.3%
PT Indonesia Asahan Aluminum Persero Tbk, 6.757%, 11-15-48	515	703

Diversified Chemicals – 0.6%
Chemours Co. (The), 4.000%, 5-15-26(A)	EUR200	243
CNAK (HK) Finbridge Co. Ltd., 5.125%, 3-14-28	$200	217
Dow Chemical Co. (The), 4.375%, 11-15-42	570	697
		1,157

Diversified Metals & Mining – 0.4%
Glencore Capital Finance DAC, 1.125%, 3-10-28(A)	EUR590	737

Fertilizers & Agricultural Chemicals – 0.3%
Israel Chemicals Ltd., 6.375%, 5-31-38	$413	543

Specialty Chemicals – 0.4%
International Flavors & Fragrances, Inc., 5.000%, 9-26-48	343	461
Westlake Chemical Corp., 1.625%, 7-17-29(A)	EUR344	438
		899
Total Materials - 2.0%		4,039

Real Estate

Diversified Real Estate Activities – 1.3%
Blackstone Property Partners Europe Holdings S.a.r.l., 1.750%, 3-12-29(A)	284	365
Blackstone Property Partners Europe L.P., 2.200%, 7-24-25(A)	800	1,047
Shimao Property Holdings Ltd., 6.125%, 2-21-24	$842	893
Vanke Real Estate (Hong Kong) Co. Ltd., 3.975%, 11-9-27	335	367
		2,672

Diversified REITs – 0.1%
Aroundtown S.A., 1.625%, 1-31-28(A)	EUR200	261

Hotel & Resort REITs – 0.3%
China Aoyuan Property Group Ltd.:
7.500%, 5-10-21	$234	237

5.375%, 9-13-22	400	405
		642

Industrial REITs – 0.5%
Prologis Euro Finance LLC (GTD by Prologis L.P.):
0.625%, 9-10-31(A)	EUR340	423
1.500%, 9-10-49(A)	427	566
		989

Office REITs – 0.3%
Demire Deutsche Mittelstand Real Estate AG, 1.875%, 10-15-24(A)	300	357
Inmobiliaria Colonial Socimi S.A., 2.500%, 11-28-29(A)	200	273
		630

Real Estate Development – 3.8%
Agile Group Holdings Ltd., 6.700%, 3-7-22	$295	305
China Evergrande Group, 8.750%, 6-28-25	936	775
CIFI Holdings Group Co. Ltd., 6.550%, 3-28-24	910	973
Country Garden Holdings Co. Ltd.:
8.000%, 1-27-24	369	399
7.250%, 4-8-26	440	495
CPI Property Group S.A., 4.875%, 10-16-68(A)	EUR400	515
Franshion Brilliant Ltd., 4.250%, 7-23-29	$315	319
Greenland Global Investment Ltd.:
5.750%, 9-26-22	420	400
6.750%, 9-26-23	310	294
Logan Property Holdings Co. Ltd., 6.500%, 7-16-23	302	313
Longfor Properties Co. Ltd., 4.500%, 1-16-28	706	783
RKPF Overseas 2019 A Ltd., 7.875%, 2-1-23	500	524
Sunac China Holdings Ltd., 7.950%, 10-11-23(B)	1,000	1,062
Zhenro Properties Group Ltd., 7.350%, 2-5-25	300	311
		7,468

Retail REITs – 0.2%
MAF Global Securities Ltd., 5.500%, 9-7-68	400	410

Specialized REITs – 0.3%
Digital Stout Holding LLC, 3.750%, 10-17-30(A)	GBP300	499
Total Real Estate - 6.8%		13,571

Utilities

Electric Utilities – 2.2%
ContourGlobal Power Holdings S.A., 4.125%, 8-1-25(A)	EUR320	400
DPL, Inc., 4.350%, 4-15-29	$495	555
E.ON SE, 1.000%, 10-7-25(A)(B)	EUR400	513
Electricite de France S.A., 3.375%, 9-15-69(A)	600	798
Energo-Pro A.S., 4.500%, 5-4-24(A)	171	202

NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC), 4.500%, 9-15-27(D)	$360	403
Orano S.A., 2.750%, 3-8-28(A)	EUR400	513
Talen Energy Supply LLC, 7.250%, 5-15-27(D)	$109	116
Viridian Group FinanceCo plc and Viridian Power and Energy Holdings DAC, 4.750%, 9-15-24(A)	GBP104	144
Vistra Operations Co. LLC:
5.625%, 2-15-27(D)	$68	72
5.000%, 7-31-27(D)	580	615
		4,331

Independent Power Producers & Energy Traders – 0.2%
Pattern Energy Operations L.P. and Pattern Energy Operations, Inc. (GTD by Pattern U.S. Finance Co. LLC), 4.500%, 8-15-28(D)	370	390

Renewable Electricity – 0.1%
Clearway Energy Operating LLC, 4.750%, 3-15-28(D)	187	201

Total Utilities - 2.5%		4,922

TOTAL CORPORATE DEBT SECURITIES – 40.6%		$80,756
(Cost: $72,569)

OTHER GOVERNMENT SECURITIES(G)
Bermuda - 0.3%
Bermuda Government Bond, 3.375%, 8-20-50	472	509

Brazil - 0.9%
Federative Republic of Brazil, 4.625%, 1-13-28	1,608	1,801

Bulgaria - 0.3%
Bulgaria Government Bond, 1.375%, 9-23-50 (A)	EUR505	637

Canada - 3.3%
Canadian Government Bonds, 1.250%, 6-1-30 (A)	CAD8,020	6,632

Chile - 0.3%
Chile Bonos Tesoreria, 3.500%, 1-25-50	$480	551

China - 3.0%
China Government Bond, 3.390%, 3-16-50 (A)	CNH42,210	6,045

Columbia - 0.4%

Republic of Colombia, 6.125%, 1-18-41	$653	875

Croatia - 0.2%
Costa Rica Government Bond, 6.125%, 2-19-31	200	186

Republic of Croatia, 1.125%, 6-19-29 (A)	EUR190	244
		430

Dominican Republic - 0.3%
Dominican Republic, 6.000%, 7-19-28	$520	622

Ecuador - 0.1%
Republic of Ecuador:
0.000%, 7-31-30 (D)(H)	17	8
0.500%, 7-31-30 (D)	129	83
0.500%, 7-31-35 (D)	149	81
0.500%, 7-31-40 (D)	56	28
		200

Egypt - 0.6%
Arab Republic of Egypt:
6.375%, 4-11-31 (A)	EUR474	622
8.500%, 1-31-47 (B)(D)	$277	313
8.700%, 3-1-49	222	257
		1,192

Germany - 2.8%
Bundesrepublik Deutschland, 0.000%, 2-15-30 (A)(H)	EUR4,280	5,523

Ghana - 0.1%
Republic of Ghana, 7.875%, 2-11-35	$260	267

Hungary - 0.2%
Hungary Government Bond, 1.500%, 11-17-50 (A)	EUR316	391

Indonesia - 1.2%
Indonesia Government Bond, 8.375%, 4-15-39 (A)	IDR7,041,000	591
Republic of Indonesia:
1.450%, 9-18-26 (A)	EUR187	240
3.850%, 10-15-30	$416	483
1.400%, 10-30-31 (A)	EUR219	276
3.700%, 10-30-49	$700	764
		2,354

Israel - 0.4%
Israel Government Bond, 4.500%, 4-3-20	643	850

Italy - 10.3%
Buoni del Tesoro Poliennali:
0.900%, 8-1-22 (A)	EUR5,710	7,124
0.350%, 2-1-25 (A)	5,980	7,465
France Government Bond, 0.400%, 5-15-30 (A)	4,664	6,043
		20,632

Ivory Coast - 0.3%
Ivory Coast Government Bond:
5.875%, 10-17-31 (A)	350	472
4.875%, 1-30-32 (A)	100	125
		597

Mexico - 0.3%
United Mexican States, 2.659%, 5-24-31	$621	636

Nigeria - 0.3%
Republic of Nigeria, 7.625%, 11-28-47	479	505

Norway - 3.5%
Norway Government Bond, 1.375%, 8-19-30 (A)	NOK57,780	6,998

Oman - 0.1%
Oman Government Bond, 6.750%, 10-28-27	$240	260

Peru - 0.3%

Republic of Peru, 2.392%, 1-23-26	539	575

Qatar - 0.6%
Qatar Government Bond:
3.750%, 4-16-30	512	603
5.103%, 4-23-48	440	619
		1,222

Romania - 0.4%
Romania Government Bond:
1.375%, 12-2-29 (A)	EUR146	181
3.375%, 1-28-50 (A)	410	575
		756

Serbia - 0.1%
Republic of Serbia, 1.500%, 6-26-29 (A)	210	265

South Africa - 1.2%
Republic of South Africa:
5.875%, 6-22-30	$988	1,119
9.000%, 1-31-40 (A)	ZAR16,991	984
5.750%, 9-30-49	$310	311
		2,414

Sri Lanka - 0.1%
Republic of Sri Lanka, 6.200%, 5-11-27 (D)	380	215

Sweden - 1.1%
Kingdom of Sweden, 0.500%, 11-24-45 (A)	SEK17,505	2,126

United Arab Emirates - 0.3%
Abu Dhabi Government Bond, 4.125%, 10-11-47	$515	648

Uzbekistan - 0.7%
Republic of Uzbekistan:
5.375%, 2-20-29	959	1,117
3.700%, 11-25-30	237	249
		1,366

TOTAL OTHER GOVERNMENT SECURITIES – 34.0%		$68,094
(Cost: $63,275)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Inflation Protected Obligations - 7.0%
U.S. Treasury Notes, 0.125%, 1-15-30	12,448	13,881

Treasury Obligations - 7.9%
U.S. Treasury Bonds, 3.375%, 11-15-48(I)	3,333	4,672
U.S. Treasury Notes, 1.125%, 2-28-25	10,650	11,024
		15,696

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 14.9%		$29,577
(Cost: $28,300)

SHORT-TERM SECURITIES

Treasury Bills (J) - 6.5%
Japan Government Treasury Bills:
-0.080%, 1-18-21(A)	JPY834,500	8,082
-0.100%, 2-15-21(A)	JPY511,000	4,950
		13,032

	Shares

Money Market Funds(L) - 2.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.030%(K)	2,641	2,641
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	2,267	2,267
		4,908

TOTAL SHORT-TERM SECURITIES – 9.0%		$17,940
(Cost: $17,864)

TOTAL INVESTMENT SECURITIES – 98.8%		$196,981
(Cost: $182,561)

CASH AND OTHER ASSETS, NET OF LIABILITIES(M)(N) – 1.2%		2,422

NET ASSETS – 100.0%		$199,403

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)

Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, CAD - Canadian Dollar, CNH - Chinese Yuan in Hong Kong, CNY - Chinese Yuan Renminbi, EUR - Euro, GBP - British Pound, IDR - Indonesian Rupiah, JPY - Japanese Yen, MXN - Mexican Peso, NOK - Norwegian Krone, SEK - Swedish Krona and ZAR - South African Rand).

(B)	All or a portion of securities with an aggregate value of $2,566 are on loan.
(C)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(D)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020 the total value of these securities amounted to $10,702 or 5.4% of net assets.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(F)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2020.

(G)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(H)	Zero coupon bond.
(I)	All or a portion of securities with an aggregate value of $3,196 have been pledged as collateral on open futures contracts.
(J)	Rate shown is the yield to maturity at December 31, 2020.
(K)	Investment made with cash collateral received from securities on loan.
(L)	Rate shown is the annualized 7-day yield at December 31, 2020.
(M)	Cash of $1,570 has been pledged as collateral on OTC forward foreign currency contracts.
(N)	Cash of $2,074 is held in collateralized accounts for centrally cleared swap agreement collateral.

The following centrally cleared credit default swaps - buy protection(1) were outstanding at December 31, 2020:

Referenced Entity/Index	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Barclays plc	(1.000%)	12-20-25	500	$(12)	$(3)	$(9)
BNP Paribas S.A.	(1.000%)	12-20-25	900	(28)	(16)	(12)
Banco Santander S.A.	(1.000%)	12-20-25	900	(21)	(7)	(14)
iTraxx Europe Senior Financials, Series 34 Index	(1.000%)	12-20-25	2,400	(60)	(29)	(31)
iTraxx Asia ex-Japan Investment Grade, Series 34 Index	(1.000%)	12-20-25	7,500	(157)	(93)	(64)
iTraxx Europe Crossover, Series 34 Index	(5.000%)	12-20-25	1,700	(247)	(159)	(88)
NatWest Group plc	(1.000%)	12-20-25	900	(24)	(5)	(19)
People’s Republic of China	(1.000%)	12-20-25	7,200	(255)	(191)	(64)
Societe Generale S.A.	(1.000%)	12-20-25	500	(12)	(5)	(7)

				$(816)	$(508)	$(308)

The following centrally cleared credit default swaps - sold protection (3) were outstanding at December 31, 2020:

Referenced Entity/Index	Receive Fixed Rate	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Deutsche Lufthansa AG	1.000%	12-20-25	4.654%	900	$(93)	$(108)	$15
iTraxx Europe, Series 34 Index	1.000%	12-20-30	1.439	1,700	54	11	43
Leonardo S.p.A.	5.000%	12-20-25	3.078	400	74	65	9

					$35	$(32)	$67

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and/or take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at December 31, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation

Japanese Yen	834,500	U.S. Dollar	7,989	1-19-21	Barclays Capital, Inc.	$—		$94
Indonesian Rupiah	5,700,000	U.S. Dollar	390	2-4-21	Barclays Capital, Inc.	—		19
U.S. Dollar	2,009	Chinese Yuan Renminbi	13,592	2-4-21	Barclays Capital, Inc.	72		—
British Pound	8,898	U.S. Dollar	11,959	3-17-21	Barclays Capital, Inc.	—		214
Israeli Shekel	7,362	U.S. Dollar	2,266	3-17-21	Barclays Capital, Inc.	—		28
Turkish New Lira	7,262	U.S. Dollar	826	2-3-21	Citibank N.A.	—		142
U.S. Dollar	891	Turkish New Lira	7,262	2-3-21	Citibank N.A.	77		—
Brazilian Real	10,410	U.S. Dollar	1,811	2-4-21	Citibank N.A.	—		192
Chilean Peso	1,510,000	U.S. Dollar	1,970	2-4-21	Citibank N.A.	—		155
Chinese Yuan Renminbi Offshore	29,030	U.S. Dollar	4,350	2-4-21	Citibank N.A.	—		106
Colombian Peso	7,040,000	U.S. Dollar	1,841	2-4-21	Citibank N.A.	—		221
South Korean Won	2,244,000	U.S. Dollar	1,984	2-4-21	Citibank N.A.	—		79
Hungarian Forint	551,696	Euro	1,552	3-17-21	Citibank N.A.	41		—
South African Rand	82,818	U.S. Dollar	5,448	3-17-21	Citibank N.A.	—		136
U.S. Dollar	39	Canadian Dollar	50	3-17-21	Citibank N.A.	—	*	—
U.S. Dollar	6,516	Japanese Yen	674,893	3-17-21	Citibank N.A.	25		—
Brazilian Real	1,120	U.S. Dollar	196	2-4-21	Goldman Sachs International	—		19
Chilean Peso	150,000	U.S. Dollar	199	2-4-21	Goldman Sachs International	—		12
Colombian Peso	1,250,000	U.S. Dollar	326	2-4-21	Goldman Sachs International	—		40
Indonesian Rupiah	34,700,000	U.S. Dollar	2,323	2-4-21	Goldman Sachs International	—		166
Philippine Peso	108,600	U.S. Dollar	2,238	2-4-21	Goldman Sachs International	—		19
South Korean Won	3,144,460	U.S. Dollar	2,864	2-4-21	Goldman Sachs International	—		26
U.S. Dollar	417	Chinese Yuan Renminbi Offshore	2,752	2-4-21	Goldman Sachs International	5		—
U.S. Dollar	1,602	New Taiwan Dollar	44,900	2-4-21	Goldman Sachs International	4		—
U.S. Dollar	2,248	Russian Ruble	173,554	2-4-21	Goldman Sachs International	89		—
Canadian Dollar	8,466	U.S. Dollar	6,622	3-17-21	Goldman Sachs International	—		30
Euro	1,993	Norwegian Krone	21,358	3-17-21	Goldman Sachs International	52		—
Norwegian Krone	58,922	Euro	5,545	3-17-21	Goldman Sachs International	—		86
Norwegian Krone	16,696	U.S. Dollar	1,892	3-17-21	Goldman Sachs International	—		55
U.S. Dollar	2,512	Australian Dollar	3,332	3-17-21	Goldman Sachs International	59		—
Chinese Yuan Renminbi	11,025	U.S. Dollar	1,668	2-4-21	Morgan Stanley International	—		21
New Taiwan Dollar	112,000	U.S. Dollar	4,010	2-4-21	Morgan Stanley International	5		—
Japanese Yen	511,000	U.S. Dollar	4,947	2-16-21	Morgan Stanley International	—		4
Euro	49,854	U.S. Dollar	60,763	3-17-21	Morgan Stanley International	—		240
Mexican Peso	54,109	U.S. Dollar	2,670	3-17-21	Morgan Stanley International	—		28
Swedish Krona	34,210	U.S. Dollar	4,046	3-17-21	Morgan Stanley International	—		115
Thai Baht	72,891	U.S. Dollar	2,425	3-17-21	Morgan Stanley International	—		8

						$429		$2,255

The following futures contracts were outstanding at December 31, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

Euro-Schatz	Short	5	3-6-21	500	$(686)	$1
Euro BTP Long Term Bond	Short	17	3-8-21	1,700	(3,157)	(14)
Euro-Bobl 5-Year Bond	Short	105	3-8-21	10,500	(17,340)	13
Euro-Bund 10-Year Bond	Long	126	3-8-21	12,600	27,344	(16)
Euro-OAT France Government 10-Year Bond	Short	131	3-8-21	13,100	(26,863)	8
U.S. 10-Year Treasury Note	Short	154	3-20-21	15,400	(21,264)	3
U.S. 10-Year Ultra Treasury Note	Short	52	3-22-21	5,200	(8,131)	35

U.S. Treasury Long Bond	Short	36	3-22-21	3,600	(6,235)	53
U.S. Treasury Ultra Long Bond	Long	10	3-22-21	1,000	2,136	(41)
United Kingdom Long Gilt	Short	12	3-29-21	1,200	(2,224)	(24)
Euro-Buxl 30-Year Bond	Long	8	3-30-21	800	2,201	2
U.S. 2-Year Treasury Note	Long	25	3-31-21	5,000	5,525	5
U.S. 5-Year Treasury Note	Long	300	3-31-21	30,000	37,849	79

					$(10,845)	$104

The following centrally cleared interest rate swap agreements were outstanding at December 31, 2020:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(A)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)

Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.960%	10/2/2029	MXN8,798	$268	$—	$268
Receive	6-Month EURIBOR	1.178%	3/19/2031	EUR9,047	(69)	—	(69)
Pay	7-Day China Fixing Repo Rates	2.820%	3/17/2026	CNY14,872	16	—	16
Pay	3-Month Johannesburg Interbank Agreed Rate	10.040%	10/27/2030	ZAR4,680	106	—	106
Receive	3-Month LIBOR	1.068%	3/15/2051	$2,583	165	—	165
Receive	3-Month LIBOR	1.243%	3/15/2051	544	17	—	17
Pay	6-Month Australian Dollar Bank Bills	1.405%	6/19/2030	AUD1,646	(6)	—	(6)
Receive	6-Month EURIBOR	2.228%	3/19/2031	EUR2,619	(7)	—	(7)
Pay	6-Month Australian Dollar Bank Bills	1.307%	6/19/2030	AUD11,470	(97)	—	(97)

					$393	$—	$393

The following written options were outstanding at December 31, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
EUR versus HUF	Barclays Capital, Inc.	Call	1,948,000	1,948	January 2021	$371.15	$15	$—*
EUR versus USD	Morgan Stanley & Co., Inc.	Call	6,005,000	6,005	February 2021	1.22	24	(78)
GBP versus USD	Morgan Stanley & Co., Inc.	Put	3,680,000	3,680	January 2021	1.32	34	(4)
iTraxx Europe Crossover, Series 34 Index	Citibank N.A	Put	6,500,000	6,500	January 2021	EUR85.00	11	—*
Markit CDX Investment Grade, Series 35 Index	Citibank N.A.	Put	22,800,000	22,800	January 2021	$90.00	38	(1)
USD versus JPY	Morgan Stanley & Co., Inc.	Put	7,530,000	7,530	May 2021	96.45	61	(20)
USD versus MXN	Morgan Stanley & Co., Inc.	Call	2,460,000	2,460	February 2021	21.53	30	(14)
USD versus NOK	Morgan Stanley & Co., Inc.	Call	4,920,000	4,920	February 2021	9.26	49	(12)

							$262	$(129)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$4	$610	$—
Corporate Debt Securities	—	80,756	—
Other Government Securities	—	68,094	—
United States Government Obligations	—	29,577	—
Short-Term Securities	4,908	13,032	—
Total	$4,912	$192,069	$—
Centrally Cleared Credit Default Swaps	$67	$—	$—
Forward Foreign Currency Contracts	$—	$429	$—
Futures Contracts	$199	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$572	$—

Liabilities
Centrally Cleared Credit Default Swaps	$308	$—	$—
Forward Foreign Currency Contracts	$—	$2,255	$—
Futures Contracts	$95	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$179	$—
Written Options	$—	$129	$—

The following acronyms are used throughout this schedule:

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$ 182,561

Gross unrealized appreciation	15,032

Gross unrealized depreciation	(612)

Net unrealized appreciation	$ 14,420